Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Tables
Summary of Capital Assets
	March 31, 2015
	Cost	Accumulated Amortization	Net	December 31, 2014 Net

Equipment	$2,061	$44	$2,017	$-
Capital assets are recorded at cost and are amortized using the straight line method over the estimated useful lives:
Furniture and equipment	5 years
Computers	3 years